List of direct and indirect subsidiaries	12 Months Ended
Dec. 31, 2023
List of direct and indirect subsidiaries
List of direct and indirect subsidiaries
2	List of direct and indirect subsidiaries

Information on the Company’s direct and indirect subsidiaries is presented below:

		December 31,2023		December 31,2022		December 31,2021
Subsidiaries	Country of origin	Direct	Indirect	Direct	Indirect	Direct	Indirect
CI&T Delaware LLC	United States	100%	-	100%	-	100%	-
CI&T Software S.A. (“CI&T Brazil”) (a)	Brazil	-	100%	-	100%	-	100%
CI&T Japan, Inc. (“CI&T Japan”)	Japan	-	100%	-	100%	-	100%
CI&T China Inc. (“CI&T China”)	China	-	100%	-	100%	-	100%
CI&T Portugal Unipessoal Lda. (“CI&T Portugal”)	Portugal	-	100%	-	100%	-	100%
CI&T Australia PTY Ltd.	Australia	-	100%	-	100%	-	100%
Dextra Inc. (b)	United States	-	-	-	100%	-	100%
CINQ Inc.	United States	-	100%	-	100%	-	100%
CI&T Inc. (“CI&T US”)	United States	-	100%	-	100%	-	100%
CI&T Software Inc. (“CI&T Canada”)	Canada	-	100%	-	100%	-	100%
CI&T UK Limited. (“CI&T UK”)	United Kingdom	-	100%	-	100%	-	100%
CI&T Colombia	Colombia	-	100%	-	100%	-	-
CI&T Argentina S/A	Argentina	-	100%	-	100%	-	100%
CI&T Financial Services Solutions, LLC (c)	United States	-	100%	-	100%	-	-
CI&T FinTech Services, Inc. (c)	United States	-	100%	-	100%	-	-
Somo Global Ltd (“Somo”) (d)	United Kingdom	100%	-	100%	-	-	-
Somo Custom Ltd (“Somo UK”) (d)	United Kingdom	-	100%	-	100%	-	-
Somo Global Inc. (d)	United States	-	100%	-	100%	-	-
Somo Global SAS. (“Somo Colombia”) (d)	Colombia	-	100%	-	100%	-	-
Ideonyx Ltd (in liquidation) (d)	United Kingdom	-	100%	-	100%	-	-
Somo Ltd (dormant) (d)	United Kingdom	-	100%	-	100%	-	-
CI&T Oceania PTY Ltd (“CI&T Oceania”) (e)	Australia	100%	-	100%	-	-	-
Unconstrained Thinking PTY Ltd (e)	Australia	-	-	-	100%	-	-

(a)	In June 2022, CI&T Brazil completed the acquisition of 100% of the shareholding control of Box 1824 Planejamento e Marketing Ltda (“Box 1824”). In December 2022, Box 1824 was merged with CI&T Brazil.
(b)	In 2023, Dextra Inc. was extinct.
(c)	In November 2022, the Company completed the acquisition of 100% of the shareholding control of NTERSOL Consulting LLC (“NTERSOL”) and its subsidiary (see note 9). In 2023 NTERSOL was renamed to CI&T Financial Services Solutions, LLC and Core IP was renamed to CI&T FinTech Services, Inc.
(d)	In January 2022, the Company completed the acquisition of 100% of the shareholding control of Somo Global Ltd (“Somo”) and its subsidiaries (see note 9).
(e)	In September 2022, the Company completed the acquisition of 100% of the shareholding control of Transpire Technology Pty Ltd (“Transpire”) and its subsidiary (see note 9). In 2023, Transpire was renamed to CI&T Oceania PTY Ltd and Unconstrained Thinking PTY Ltd was extinct.